Shareholder Report, Holdings (Details) - Academy Veteran Impact ETF	Jan. 31, 2025
Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Small Business Administration Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ginnie Mae I Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%